Balances and Transactions With Related Parties - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Kingsland International Group and United Airlines [member]
Disclosure of transactions between related parties [line items]
Proceeds from equity financing	$ 324,000
Accounts receivable [member] | OceanAir Linhas Aereas, S.A. [member]
Disclosure of transactions between related parties [line items]
Impairment loss	7,513
Key Management Personnel of Entity or Parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation expense	$ 22,402	$ 26,499	$ 22,074